REORGANIZATION ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Reorganization Items Abstract
Summary of Components Included in Reorganization Items

The following tables summarize the components included in “Reorganization items”:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017
Gain on settlement of liabilities subject to compromise	$—	(767,640)
Fresh start adjustments	—	1,820,018
Debt, sale leaseback and other reorganization items	1,631	316,504
Reorganization-related professional fees	2,668	28,023

Loss on reorganization items	$4,299	1,396,905